Transactions with Related Parties	12 Months Ended
Dec. 31, 2017
Notes To Consolidated Financial Statements
Related Party Transactions Disclosure

3. Transactions with Related Parties

A.       Safety Management Overseas S.A., Panama & Safe Bulkers Management Limited, Cyprus

On May 29, 2008, Safe Bulkers signed a management agreement with Safety Management and on May 29, 2015 Safe Bulkers signed a management agreement with Safe Bulkers Management (collectively the “Management Agreements”). Safety Management and Safe Bulkers Management are both related parties that are controlled by Polys Hajioannou. Under the Management Agreements, the Managers provide to Safe Bulkers executive officers and management services to vessel-owning Subsidiaries. Each vessel-owning Subsidiary has entered into, or in the case of vessels not yet delivered, will enter into, a management agreement with either one of the Managers (the “Shipmanagement Agreements”). Under these Shipmanagement Agreements, chartering, operations, technical and accounting services are provided to the vessels by the Manager. In accordance with the Management Agreements and the Shipmanagement Agreements, the Manager receives a fixed fee per vessel calculated proportionally by the number of ownership days, (the “Fixed Fee”), plus, a variable fee calculated on gross freight, charter hire, ballast bonus and demurrage (the “Variable Fee”). Fixed Fees and Variable Fees are recorded in General and Administrative Expenses (refer to Note 15). In addition, under the supervision agreements with respect to newbuilds (the “Supervision Agreements”), the Manager receives a supervision fee of $550 in exchange for on-site supervision services with respect to all newbuilds, of which 50% is payable upon the signing of the relevant Supervision Agreement, and 50% upon successful completion of the sea trials of each newbuild (the “Supervision Fee”). Supervision Fees are recorded in Advances for vessels (refer to Note 5). Furthermore under the Management Agreements, the Manager receives a sales fee of 1.00% on the contract price for each vessel sold, (the “Sale Fee”) payable upon the conclusion of the vessel sale, and an acquisition fee of 1.00% on the contract price of each vessel constructed or purchased, (the “Acquisition Fee”), payable upon the conclusion of the vessel acquisition in exchange for services provided in relation to a sale or an acquisition of a vessel respectively. Sale Fees are recorded in Loss on sale of assets. Acquisition Fees are recorded in Advances for vessels (refer to Note 5).

The Management Agreements provide inter alia that to the extent the executive officers are not provided by the Manager but are instead employed by Safe Bulkers, the management fee payable by Safe Bulkers is reduced, in arrears, by an amount equal to the aggregate costs of compensation and benefits and other incidental costs borne by the Company as a result of such employment, and is recorded under Compensation for Directors and Officers within General and Administrative Expenses (refer to Note 15).

The management fees can be adjusted annually effective on the anniversary of the Company's entry into the Management Agreements. On May 29, 2015, the Fixed Fee was adjusted to $0.975 per day from $0.800 per day and the Variable Fee was adjusted to 0.00% from 1.25%. No readjustment has since been made on any of the management fees.

Amounts due from Manager under the Management Agreements were $601 and $418 as of December 31, 2016 and 2017, respectively.

Fees pursuant to the Management Agreements, the Shipmanagement Agreements and the Supervision Agreements are comprised of the following:

	Year Ended December 31,
	(In thousands of U.S. Dollars)
	2015	2016	2017
Fixed and Variable Fees	$10,764	$11,611	$13,511
Supervision Fees	1,925	1,925	550
Acquisition and Sales Fees	1,160	972	700

B. Sale of Vessels and Novation of Newbuild Contracts

In December 2015, following the Company's decision to reduce its capital commitments and improve its liquidity, Polys Hajioannou submitted a proposal to the Company's Board of Directors, pursuant to which companies controlled by Polys Hajioannou would (a) purchase two vessels of the Company's operating fleet, the Stalo and the Kypros Unity and (b) novate the contracts of two of the Company's newbuilds, Hull No. 1718 and Hull No. 1552, respectively. Upon receipt of this proposal, a special committee consisting of the Company's three independent directors was formed and authorized by the Board of Directors of the Company in order to evaluate the proposal. The special committee was advised by independent counsel. During January 2016, the special committee obtained two appraisals from independent third parties for each of the two vessels and for each of the two newbuildings, and negotiated the terms of the sale of the vessels and the newbuild contract novations. In February, 2016 the special committee approved the sale of the Stalo and the Kypros Unity and the novation of the contracts of Hull No. 1718 and Hull No. 1552 to companies controlled by Polys Hajioannou.

The agreed sale price for the Stalo was $9,000 in cash, representing the higher of the two appraisals for that vessel, and the agreed sale price for the Kypros Unity was $20,000 in cash, likewise representing the higher of the two appraisals for that vessel that the special committee had obtained. The sales of the Stalo and of Kypros Unity, were consummated in March 2016.

The remaining commitment under the newbuild contract for Hull No. 1718 as of December 31, 2015 and as of the day of signing the novation agreement was $28,400, compared to $26,500, representing the higher of the two appraisals obtained by the special committee for such newbuild. The novation of the contract of Hull No. 1718 was executed in February 2016. The novation of the newbuild contract of Hull No. 1552 was not completed. Instead, the Company entered into an agreement with an unaffiliated investor to issue cumulative redeemable preferred shares in connection with the delivery of Hull No. 1552 in 2018.

In August 2016, following the Company's decision to further reduce its capital commitments and improve its liquidity, Polys Hajioannou submitted a proposal to the Company's Board of Directors, pursuant to which companies controlled by Polys Hajioannou would (a) novate the contract of newbuild Hull No. 835 and (b) purchase Hull No. 1551 upon delivery from the shipyard. Upon receipt of this proposal, the Company's Board of Directors formed a special committee consisting of the Company's three independent directors in order to evaluate the proposal. The special committee was advised by an independent counsel, obtained two appraisals from independent third party brokers for each newbuild vessel and negotiated the terms of each transaction. The fair value of each vessel was based on the Company's best estimate of the fair value of each vessel on a charter free basis, and was supported by vessel valuations obtained from independent third party shipbrokers.

The remaining commitments under the newbuild contracts for Hull No. 835 and Hull No. 1551 were $48,155 in the aggregate. The higher of the two appraisals obtained by the special committee from independent third party brokers was $21,500 for Hull No. 835 and $24,500 for Hull No.1551, or $46,000 in the aggregate.

In September 2016 the special committee approved the novation of contract of Hull No. 835 and the sale of newbuild Hull No. 1551 upon delivery from the shipyard to companies controlled by Polys Hajioannou. The novation agreement for Hull No. 835 and the sale agreement for Hull No. 1551 were both signed in October 2016. The sale of Hull No. 1551 was consummated in January 2017, immediately upon delivery of the newbuild vessel from the shipyard.

The Sales Fee and Acquisition Fee due to the Managers pursuant to the Management Agreements arising from all above transactions were waived.